Stockholders' Equity (Details 2) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	May 06, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity Details Rsu And Stock Option Activity [Line Items]
Options, Granted (in Shares)	12,500
Minimum [Member]
Stockholders Equity Details Rsu And Stock Option Activity [Line Items]
Options Outstanding, Exercise Price Range		$ 0.80
Options Granted, Exercise Price Range		0.25
Options Forfeited/cancelled, Exercise Price Range		2.68
Options Outstanding, Exercise Price Range		0.25	$ 0.80
Options Exercisable, Exercise Price Range		0.25
Maximum [Member]
Stockholders Equity Details Rsu And Stock Option Activity [Line Items]
Options Outstanding, Exercise Price Range		80.00
Options Granted, Exercise Price Range		0.34
Options Forfeited/cancelled, Exercise Price Range		80.00
Options Outstanding, Exercise Price Range		61.00	$ 80.00
Options Exercisable, Exercise Price Range		$ 61.00
Employee Stock Option [Member]
Stockholders Equity Details Rsu And Stock Option Activity [Line Items]
Options, Outstanding (in Shares)		519,014	370,757	249,450
Options, Granted (in Shares)		72,000	366,500	162,750
Options, Exercised (in shares)			0	(23,835)
Options, Forfeited/cancelled (in Shares)		(111,351)	(218,243)	(17,608)
Options, Outstanding (in Shares)		479,663	519,014	370,757
Options, Exercisable (in shares)		356,787	345,638
Options Outstanding, Weighted Average exercise price		$ 9.80	$ 23.80	$ 31.20
Options Granted, Weighted Average exercise price		0.27	2.60	9.20
Options Excercised, Weighted Average Exercise price			0	0.80
Options Forfeited/cancelled, Weighted Average Exercise Price		22.23	23.20	24.60
Options Outstanding, Weighted Average exercise price		5.40	9.80	23.80
Options Exercisable, weighted average exercise price		7.00	13.40
Options Outstanding, Weighted Average Grant Date Fair Value		9.40	27.60	39.40
Options Granted, Weighted Average Grant Date Fair Value		0.23	2.40	6.80
Options Exercised, Weighted Average Grant Date Fair Value			0	33.60
Options Forfeited/cancelled, Weighted Average Grant Date Fair Value		19.12	21.20	21.20
Options outstanding, Weighted Average Grant Date Fair Value		5.80	9.40	$ 27.60
Options Exercisable, Weighted Average Grant Date Fair Value		$ 7.60	$ 13.20
Options Outstanding, Aggregate Intrinsic Value (in Dollars)		$ 0	$ 0	$ 0
Options Granted, Aggregate Intrinsic Value (in Dollars)		0	0	0
Options Exercised, Aggregate Intrinsic Value (in Dollars)			0	0
Options Forfeited/Expired, Aggregate Intrinsic Value (In Dollars)		0	0	0
Options Outstanding, Aggregate Intrinsic Value (in Dollars)		0	0	$ 0
Options Exercisable, Aggregate Intrinsic Value (in Dollars)		$ 0	$ 0
Employee Stock Option [Member] | Minimum [Member]
Stockholders Equity Details Rsu And Stock Option Activity [Line Items]
Options Exercised, Exercise Price Range			$ 0	$ 0.80
Options Outstanding, Exercise Price Range		$ 0.80	0.80	0.80
Options Granted, Exercise Price Range			1.10	5.40
Options Forfeited/cancelled, Exercise Price Range			0.80	8.00
Options Outstanding, Exercise Price Range			0.80	0.80
Options Exercisable, Exercise Price Range			0.80
Employee Stock Option [Member] | Maximum [Member]
Stockholders Equity Details Rsu And Stock Option Activity [Line Items]
Options Outstanding, Exercise Price Range		$ 80.00	80.00	80.00
Options Granted, Exercise Price Range			4.00	14.60
Options Forfeited/cancelled, Exercise Price Range			71.60	71.60
Options Outstanding, Exercise Price Range			80.00	$ 80.00
Options Exercisable, Exercise Price Range			$ 80.00